Accounts and Notes Receivable, Net - Schedule of Accounts Receivable and Notes Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable and Notes Receivable, Net [Abstract]
Accounts receivable, gross	$ 7,480,232	$ 5,558,022
Notes receivable	6,376	13,864
Allowance for credit losses	(506,883)	(277,798)
Accounts and notes receivable, net	$ 6,979,725	$ 5,294,088